DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, D.C. 20006
(202) 261-3300
May 1, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	PIMCO Funds (the "Trust")
(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify on behalf of the Trust, that (i) the forms of the (a) Bond Funds Class P Prospectus, (b) Strategic Markets Class P Prospectus, and (c) RealRetirement™ Funds Class P Prospectus that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 133, which was filed on April 29, 2008, and (ii) the text of Post-Effective Amendment No. 133 was filed electronically on April 29, 2008.

Please do not hesitate to contact the undersigned at (202) 261-3387 if you have any questions regarding this certification.

Sincerely,

/s/ Nauman S. Malik

cc:	J. Stephen King, Jr.
Joshua Ratner
Brendan C. Fox
Derek B. Newman